Investments (Details Textuals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Investments (Textuals)
Cash surrender value of insurance contracts	$ 75.9		$ 75.9		$ 75.9
Realized gains and proceeds from the sale of securities	$ 0.0	$ 0.0	$ 0.0	$ 0.0